OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Other tax payable	$ 1,034,048	$ 771,293
Accrued legal and professional fees	415,780	3,861
Deposits received from guarantee service customers	60,432	59,019
Accrued payroll	50,701	45,356
Other payables	1,858	14,040
Other Liabilities	$ 1,562,819	$ 893,569